Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	697,955,004.30	32,584
Yield Supplement Overcollateralization Amount 06/30/25	47,255,346.95	0
Receivables Balance 06/30/25	745,210,351.25	32,584
Principal Payments	32,598,595.20	1,453
Defaulted Receivables	1,535,068.00	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	44,449,028.88	0
Pool Balance at 07/31/25	666,627,659.17	31,079

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.26%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,175,894.12	382
Past Due 61-90 days	2,765,844.52	100
Past Due 91-120 days	499,637.21	19
Past Due 121+ days	0.00	0
Total	13,441,375.85	501

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.89%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	993,589.97
Aggregate Net Losses/(Gains) - July 2025	541,478.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.87%
Prior Net Losses/(Gains) Ratio	0.17%
Second Prior Net Losses/(Gains) Ratio	0.89%
Third Prior Net Losses/(Gains) Ratio	-0.16%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.53%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.42%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	49.92

Flow of Funds	$ Amount
Collections	38,136,162.98
Investment Earnings on Cash Accounts	29,310.09
Servicing Fee	(621,008.63)
Transfer to Collection Account	-
Available Funds	37,544,464.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,782,613.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	6,545,750.09
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,304,094.26

Total Distributions of Available Funds	37,544,464.44

Servicing Fee	621,008.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	691,673,409.26
Principal Paid	31,207,543.85
Note Balance @ 08/15/25	660,465,865.41

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	55,016,760.43
Principal Paid	14,565,948.12
Note Balance @ 08/15/25	40,450,812.31
Note Factor @ 08/15/25	20.2254062%

Class A-2b
Note Balance @ 07/15/25	62,856,648.83
Principal Paid	16,641,595.73
Note Balance @ 08/15/25	46,215,053.10
Note Factor @ 08/15/25	20.2254062%

Class A-3
Note Balance @ 07/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	428,500,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-4
Note Balance @ 07/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	89,800,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	37,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	18,500,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,032,826.33
Total Principal Paid	31,207,543.85
Total Paid	34,240,370.18

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	251,243.21
Principal Paid	14,565,948.12
Total Paid to A-2a Holders	14,817,191.33

Class A-2b
SOFR Rate	4.33962%
Coupon	4.76962%
Interest Paid	258,163.12
Principal Paid	16,641,595.73
Total Paid to A-2b Holders	16,899,758.85

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33
Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4611104
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3246319
Total Distribution Amount	27.7857423

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.2562161
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.8297406
Total A-2a Distribution Amount	74.0859567

A-2b Interest Distribution Amount	1.1298167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.8297406
Total A-2b Distribution Amount	73.9595573

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.75
Noteholders' Third Priority Principal Distributable Amount	592.80
Noteholders' Principal Distributable Amount	197.45

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	3,080,896.88
Investment Earnings	11,162.07
Investment Earnings Paid	(11,162.07)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88